Non-Current Assets (Details Narrative) RM in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Non-current assets			$ 0.2		$ 0.4
Debt instrument interest rate, percentage	8.00%	8.00%	8.00%	8.00%
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	$ 0.2		$ 0.2
Unrelated Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets			$ 0.4	RM 1.7
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount	$ 0.4	RM 1.7